Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2011
Registrant Name	dei_EntityRegistrantName	Allianz Funds Multi-Strategy Trust
Central Index Key	dei_EntityCentralIndexKey	0001423227
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 30, 2012
Document Effective Date	dei_DocumentEffectiveDate	Apr. 01, 2012
Allianz AGIC Convertible Fund (First Prospectus Summary) | Allianz AGIC Convertible Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ANNPX
Allianz AGIC Convertible Fund (First Prospectus Summary) | Allianz AGIC Convertible Fund | Class P
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ANCMX
Allianz AGIC Convertible Fund (First Prospectus Summary) | Allianz AGIC Convertible Fund | Administrative Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ANNAX
Allianz AGIC Convertible Fund (First Prospectus Summary) | Allianz AGIC Convertible Fund | Class D
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ANZDX
Allianz AGIC Focused Opportunity Fund (First Prospectus Summary) | Allianz AGIC Focused Opportunity Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AFOIX
Allianz AGIC Global Managed Volatility Fund (First Prospectus Summary) | Allianz AGIC Global Managed Volatility Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AVYIX
Allianz AGIC Global Managed Volatility Fund (First Prospectus Summary) | Allianz AGIC Global Managed Volatility Fund | Class P
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AVYPX
Allianz AGIC Global Managed Volatility Fund (First Prospectus Summary) | Allianz AGIC Global Managed Volatility Fund | Class D
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AVYDX
Allianz AGIC High Yield Bond Fund (First Prospectus Summary) | Allianz AGIC High Yield Bond Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AYBIX
Allianz AGIC High Yield Bond Fund (First Prospectus Summary) | Allianz AGIC High Yield Bond Fund | Class P
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AYBPX
Allianz AGIC High Yield Bond Fund (First Prospectus Summary) | Allianz AGIC High Yield Bond Fund | Administrative Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AYBVX
Allianz AGIC High Yield Bond Fund (First Prospectus Summary) | Allianz AGIC High Yield Bond Fund | Class D
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AYBDX
Allianz AGIC International Growth Fund (First Prospectus Summary) | Allianz AGIC International Growth Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AILIX
Allianz AGIC International Growth Fund (First Prospectus Summary) | Allianz AGIC International Growth Fund | Class P
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AIFPX
Allianz AGIC International Growth Fund (First Prospectus Summary) | Allianz AGIC International Growth Fund | Class D
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AIFDX
Allianz AGIC International Growth Opportunities Fund (First Prospectus Summary) | Allianz AGIC International Growth Opportunities Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ALOIX
Allianz AGIC International Growth Opportunities Fund (First Prospectus Summary) | Allianz AGIC International Growth Opportunities Fund | Class P
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ALOPX
Allianz AGIC International Growth Opportunities Fund (First Prospectus Summary) | Allianz AGIC International Growth Opportunities Fund | Administrative Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ALOVX
Allianz AGIC International Growth Opportunities Fund (First Prospectus Summary) | Allianz AGIC International Growth Opportunities Fund | Class D
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ALODX
Allianz AGIC Micro Cap Fund (First Prospectus Summary) | Allianz AGIC Micro Cap Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AMCIX
Allianz AGIC Micro Cap Fund (First Prospectus Summary) | Allianz AGIC Micro Cap Fund | Class P
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AAMPX
Allianz AGIC Ultra Micro Cap Fund (First Prospectus Summary) | Allianz AGIC Ultra Micro Cap Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AUMIX
Allianz AGIC Ultra Micro Cap Fund (First Prospectus Summary) | Allianz AGIC Ultra Micro Cap Fund | Class P
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AAUPX
Allianz AGIC U.S. Emerging Growth Fund (First Prospectus Summary) | Allianz AGIC U.S. Emerging Growth Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AEMIX
Allianz AGIC U.S. Emerging Growth Fund (First Prospectus Summary) | Allianz AGIC U.S. Emerging Growth Fund | Class P
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AEGPX
Allianz AGIC U.S. Emerging Growth Fund (First Prospectus Summary) | Allianz AGIC U.S. Emerging Growth Fund | Class D
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AEGDX
Allianz F&T Behavioral Advantage Large Cap Fund (First Prospectus Summary) | Allianz F&T Behavioral Advantage Large Cap Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AZFIX
Allianz F&T Behavioral Advantage Large Cap Fund (First Prospectus Summary) | Allianz F&T Behavioral Advantage Large Cap Fund | Class P
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AZFPX
Allianz F&T Behavioral Advantage Large Cap Fund (First Prospectus Summary) | Allianz F&T Behavioral Advantage Large Cap Fund | Class D
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AZFDX
Allianz NFJ Global Dividend Value Fund (First Prospectus Summary) | Allianz NFJ Global Dividend Value Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ANUIX
Allianz NFJ Global Dividend Value Fund (First Prospectus Summary) | Allianz NFJ Global Dividend Value Fund | Class P
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ANUPX
Allianz NFJ Global Dividend Value Fund (First Prospectus Summary) | Allianz NFJ Global Dividend Value Fund | Class D
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ANUDX
Allianz NFJ International Value II Fund (First Prospectus Summary) | Allianz NFJ International Value II Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NFJIX
Allianz NFJ International Value II Fund (First Prospectus Summary) | Allianz NFJ International Value II Fund | Class P
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NFJPX
Allianz NFJ International Value II Fund (First Prospectus Summary) | Allianz NFJ International Value II Fund | Class D
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NFJDX
Allianz RCM All Alpha Fund (First Prospectus Summary) | Allianz RCM All Alpha Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AZPIX
Allianz RCM All Alpha Fund (First Prospectus Summary) | Allianz RCM All Alpha Fund | Class P
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AZPPX
Allianz RCM All Alpha Fund (First Prospectus Summary) | Allianz RCM All Alpha Fund | Class D
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AZPDX
Allianz RCM China Equity Fund (First Prospectus Summary) | Allianz RCM China Equity Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ALQIX
Allianz RCM China Equity Fund (First Prospectus Summary) | Allianz RCM China Equity Fund | Class P
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ALQPX
Allianz RCM China Equity Fund (First Prospectus Summary) | Allianz RCM China Equity Fund | Class D
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ALQDX
Allianz RCM Disciplined Equity Fund (First Prospectus Summary) | Allianz RCM Disciplined Equity Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ARDIX
Allianz RCM Disciplined Equity Fund (First Prospectus Summary) | Allianz RCM Disciplined Equity Fund | Class P
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ARDPX
Allianz RCM Disciplined Equity Fund (First Prospectus Summary) | Allianz RCM Disciplined Equity Fund | Class D
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ARDDX
Allianz RCM Global Water Fund (First Prospectus Summary) | Allianz RCM Global Water Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AWTIX
Allianz RCM Global Water Fund (First Prospectus Summary) | Allianz RCM Global Water Fund | Class P
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AWTPX
Allianz RCM Global Water Fund (First Prospectus Summary) | Allianz RCM Global Water Fund | Class D
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AWTDX
Allianz RCM Redwood Fund (First Prospectus Summary) | Allianz RCM Redwood Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ARRIX
Allianz RCM Redwood Fund (First Prospectus Summary) | Allianz RCM Redwood Fund | Class P
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ARRPX
Allianz RCM Redwood Fund (First Prospectus Summary) | Allianz RCM Redwood Fund | Class D
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ARRDX
Allianz RCM Short Duration High Income Fund (First Prospectus Summary) | Allianz RCM Short Duration High Income Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ASHIX
Allianz RCM Short Duration High Income Fund (First Prospectus Summary) | Allianz RCM Short Duration High Income Fund | Class P
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ASHPX
Allianz RCM Short Duration High Income Fund (First Prospectus Summary) | Allianz RCM Short Duration High Income Fund | Class D
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ASHDX
Allianz Global Investors Solutions 2015 Fund (First Prospectus Summary) | Allianz Global Investors Solutions 2015 Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AZGIX
Allianz Global Investors Solutions 2015 Fund (First Prospectus Summary) | Allianz Global Investors Solutions 2015 Fund | Class P
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AZGPX
Allianz Global Investors Solutions 2015 Fund (First Prospectus Summary) | Allianz Global Investors Solutions 2015 Fund | Administrative Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AZAMX
Allianz Global Investors Solutions 2015 Fund (First Prospectus Summary) | Allianz Global Investors Solutions 2015 Fund | Class D
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AZGDX
Allianz Global Investors Solutions 2020 Fund (First Prospectus Summary) | Allianz Global Investors Solutions 2020 Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AGNIX
Allianz Global Investors Solutions 2020 Fund (First Prospectus Summary) | Allianz Global Investors Solutions 2020 Fund | Class P
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AGLPX
Allianz Global Investors Solutions 2020 Fund (First Prospectus Summary) | Allianz Global Investors Solutions 2020 Fund | Administrative Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AGLMX
Allianz Global Investors Solutions 2020 Fund (First Prospectus Summary) | Allianz Global Investors Solutions 2020 Fund | Class D
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AGLDX
Allianz Global Investors Solutions 2025 Fund (First Prospectus Summary) | Allianz Global Investors Solutions 2025 Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GVSIX
Allianz Global Investors Solutions 2025 Fund (First Prospectus Summary) | Allianz Global Investors Solutions 2025 Fund | Class P
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GVSPX
Allianz Global Investors Solutions 2025 Fund (First Prospectus Summary) | Allianz Global Investors Solutions 2025 Fund | Administrative Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GVDAX
Allianz Global Investors Solutions 2030 Fund (First Prospectus Summary) | Allianz Global Investors Solutions 2030 Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ABLIX
Allianz Global Investors Solutions 2030 Fund (First Prospectus Summary) | Allianz Global Investors Solutions 2030 Fund | Class P
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ABLPX
Allianz Global Investors Solutions 2030 Fund (First Prospectus Summary) | Allianz Global Investors Solutions 2030 Fund | Administrative Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ABAMX
Allianz Global Investors Solutions 2030 Fund (First Prospectus Summary) | Allianz Global Investors Solutions 2030 Fund | Class D
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ABDIX
Allianz Global Investors Solutions 2035 Fund (First Prospectus Summary) | Allianz Global Investors Solutions 2035 Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GVLIX
Allianz Global Investors Solutions 2035 Fund (First Prospectus Summary) | Allianz Global Investors Solutions 2035 Fund | Class P
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GVPAX
Allianz Global Investors Solutions 2035 Fund (First Prospectus Summary) | Allianz Global Investors Solutions 2035 Fund | Administrative Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GVLAX
Allianz Global Investors Solutions 2040 Fund (First Prospectus Summary) | Allianz Global Investors Solutions 2040 Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AVTIX
Allianz Global Investors Solutions 2040 Fund (First Prospectus Summary) | Allianz Global Investors Solutions 2040 Fund | Class P
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AVSPX
Allianz Global Investors Solutions 2040 Fund (First Prospectus Summary) | Allianz Global Investors Solutions 2040 Fund | Administrative Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AVAMX
Allianz Global Investors Solutions 2040 Fund (First Prospectus Summary) | Allianz Global Investors Solutions 2040 Fund | Class D
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AVSDX
Allianz Global Investors Solutions 2045 Fund (First Prospectus Summary) | Allianz Global Investors Solutions 2045 Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GBVIX
Allianz Global Investors Solutions 2045 Fund (First Prospectus Summary) | Allianz Global Investors Solutions 2045 Fund | Class P
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GBVPX
Allianz Global Investors Solutions 2045 Fund (First Prospectus Summary) | Allianz Global Investors Solutions 2045 Fund | Administrative Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GBMAX
Allianz Global Investors Solutions 2050 Fund (First Prospectus Summary) | Allianz Global Investors Solutions 2050 Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ASNIX
Allianz Global Investors Solutions 2050 Fund (First Prospectus Summary) | Allianz Global Investors Solutions 2050 Fund | Class P
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ASNPX
Allianz Global Investors Solutions 2050 Fund (First Prospectus Summary) | Allianz Global Investors Solutions 2050 Fund | Administrative Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ANAMX
Allianz Global Investors Solutions 2050 Fund (First Prospectus Summary) | Allianz Global Investors Solutions 2050 Fund | Class D
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ASNDX
Allianz Global Investors Solutions 2055 Fund (First Prospectus Summary) | Allianz Global Investors Solutions 2055 Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GBLIX
Allianz Global Investors Solutions 2055 Fund (First Prospectus Summary) | Allianz Global Investors Solutions 2055 Fund | Class P
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GLIPX
Allianz Global Investors Solutions 2055 Fund (First Prospectus Summary) | Allianz Global Investors Solutions 2055 Fund | Administrative Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GLRAX
Allianz Global Investors Solutions Retirement Income Fund (First Prospectus Summary) | Allianz Global Investors Solutions Retirement Income Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AVRIX
Allianz Global Investors Solutions Retirement Income Fund (First Prospectus Summary) | Allianz Global Investors Solutions Retirement Income Fund | Class P
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AGRPX
Allianz Global Investors Solutions Retirement Income Fund (First Prospectus Summary) | Allianz Global Investors Solutions Retirement Income Fund | Administrative Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ARAMX
Allianz Global Investors Solutions Retirement Income Fund (First Prospectus Summary) | Allianz Global Investors Solutions Retirement Income Fund | Class D
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ARTDX
Allianz Global Investors Solutions Global Allocation Fund (First Prospectus Summary) | Allianz Global Investors Solutions Global Allocation Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PALLX
Allianz Global Investors Solutions Global Allocation Fund (First Prospectus Summary) | Allianz Global Investors Solutions Global Allocation Fund | Class P
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AGAPX
Allianz Global Investors Solutions Global Allocation Fund (First Prospectus Summary) | Allianz Global Investors Solutions Global Allocation Fund | Administrative Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AGAMX
Allianz Global Investors Solutions Global Allocation Fund (First Prospectus Summary) | Allianz Global Investors Solutions Global Allocation Fund | Class D
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AGADX
Allianz Global Investors Solutions Global Growth Allocation Fund (First Prospectus Summary) | Allianz Global Investors Solutions Global Growth Allocation Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AGAIX
Allianz Global Investors Solutions Global Growth Allocation Fund (First Prospectus Summary) | Allianz Global Investors Solutions Global Growth Allocation Fund | Class P
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AGSPX
Allianz Global Investors Solutions Global Growth Allocation Fund (First Prospectus Summary) | Allianz Global Investors Solutions Global Growth Allocation Fund | Administrative Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AGFAX
Allianz Global Investors Solutions Global Growth Allocation Fund (First Prospectus Summary) | Allianz Global Investors Solutions Global Growth Allocation Fund | Class D
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AGSDX
Allianz AGIC Convertible Fund (Second Prospectus Summary) | Allianz AGIC Convertible Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ANZAX
Allianz AGIC Convertible Fund (Second Prospectus Summary) | Allianz AGIC Convertible Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ANZCX
Allianz AGIC Convertible Fund (Second Prospectus Summary) | Allianz AGIC Convertible Fund | Class R
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ANZRX
Allianz AGIC Focused Opportunity Fund (Second Prospectus Summary) | Allianz AGIC Focused Opportunity Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AFOAX
Allianz AGIC Global Managed Volatility Fund (Second Prospectus Summary) | Allianz AGIC Global Managed Volatility Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AVYAX
Allianz AGIC Global Managed Volatility Fund (Second Prospectus Summary) | Allianz AGIC Global Managed Volatility Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AVYCX
Allianz AGIC High Yield Bond Fund (Second Prospectus Summary) | Allianz AGIC High Yield Bond Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AYBAX
Allianz AGIC High Yield Bond Fund (Second Prospectus Summary) | Allianz AGIC High Yield Bond Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AYBCX
Allianz AGIC High Yield Bond Fund (Second Prospectus Summary) | Allianz AGIC High Yield Bond Fund | Class R
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AYBRX
Allianz AGIC International Growth Fund (Second Prospectus Summary) | Allianz AGIC International Growth Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AIFAX
Allianz AGIC International Growth Fund (Second Prospectus Summary) | Allianz AGIC International Growth Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AIGCX
Allianz AGIC International Growth Fund (Second Prospectus Summary) | Allianz AGIC International Growth Fund | Class R
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ANGRX
Allianz AGIC International Growth Opportunities Fund (Second Prospectus Summary) | Allianz AGIC International Growth Opportunities Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AOPAX
Allianz AGIC International Growth Opportunities Fund (Second Prospectus Summary) | Allianz AGIC International Growth Opportunities Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AOPCX
Allianz AGIC International Growth Opportunities Fund (Second Prospectus Summary) | Allianz AGIC International Growth Opportunities Fund | Class R
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ALORX
Allianz AGIC Micro Cap Fund (Second Prospectus Summary) | Allianz AGIC Micro Cap Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GMCAX
Allianz AGIC Ultra Micro Cap Fund (Second Prospectus Summary) | Allianz AGIC Ultra Micro Cap Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GUCAX
Allianz AGIC U.S. Emerging Growth Fund (Second Prospectus Summary) | Allianz AGIC U.S. Emerging Growth Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AEGAX
Allianz AGIC U.S. Emerging Growth Fund (Second Prospectus Summary) | Allianz AGIC U.S. Emerging Growth Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AEGCX
Allianz AGIC U.S. Emerging Growth Fund (Second Prospectus Summary) | Allianz AGIC U.S. Emerging Growth Fund | Class R
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AEGRX
Allianz F&T Behavioral Advantage Large Cap Fund (Second Prospectus Summary) | Allianz F&T Behavioral Advantage Large Cap Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AZFAX
Allianz F&T Behavioral Advantage Large Cap Fund (Second Prospectus Summary) | Allianz F&T Behavioral Advantage Large Cap Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AZFCX
Allianz NFJ Global Dividend Value Fund (Second Prospectus Summary) | Allianz NFJ Global Dividend Value Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ANUAX
Allianz NFJ Global Dividend Value Fund (Second Prospectus Summary) | Allianz NFJ Global Dividend Value Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ANUCX
Allianz NFJ International Value II Fund (Second Prospectus Summary) | Allianz NFJ International Value II Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NFJAX
Allianz NFJ International Value II Fund (Second Prospectus Summary) | Allianz NFJ International Value II Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NFJCX
Allianz RCM All Alpha Fund (Second Prospectus Summary) | Allianz RCM All Alpha Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AZPAX
Allianz RCM All Alpha Fund (Second Prospectus Summary) | Allianz RCM All Alpha Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AZPCX
Allianz RCM China Equity Fund (Second Prospectus Summary) | Allianz RCM China Equity Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ALQAX
Allianz RCM China Equity Fund (Second Prospectus Summary) | Allianz RCM China Equity Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ALQCX
Allianz RCM Disciplined Equity Fund (Second Prospectus Summary) | Allianz RCM Disciplined Equity Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ARDAX
Allianz RCM Disciplined Equity Fund (Second Prospectus Summary) | Allianz RCM Disciplined Equity Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ARDCX
Allianz RCM Global Water Fund (Second Prospectus Summary) | Allianz RCM Global Water Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AWTAX
Allianz RCM Global Water Fund (Second Prospectus Summary) | Allianz RCM Global Water Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AWTCX
Allianz RCM Redwood Fund (Second Prospectus Summary) | Allianz RCM Redwood Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ARRAX
Allianz RCM Redwood Fund (Second Prospectus Summary) | Allianz RCM Redwood Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ARRCX
Allianz RCM Short Duration High Income Fund (Second Prospectus Summary) | Allianz RCM Short Duration High Income Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ASHAX
Allianz RCM Short Duration High Income Fund (Second Prospectus Summary) | Allianz RCM Short Duration High Income Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ASHCX
Allianz Global Investors Solutions 2015 Fund (Second Prospectus Summary) | Allianz Global Investors Solutions 2015 Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AZGAX
Allianz Global Investors Solutions 2015 Fund (Second Prospectus Summary) | Allianz Global Investors Solutions 2015 Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AZGCX
Allianz Global Investors Solutions 2015 Fund (Second Prospectus Summary) | Allianz Global Investors Solutions 2015 Fund | Class R
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AZGRX
Allianz Global Investors Solutions 2020 Fund (Second Prospectus Summary) | Allianz Global Investors Solutions 2020 Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AGLAX
Allianz Global Investors Solutions 2020 Fund (Second Prospectus Summary) | Allianz Global Investors Solutions 2020 Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ABSCX
Allianz Global Investors Solutions 2020 Fund (Second Prospectus Summary) | Allianz Global Investors Solutions 2020 Fund | Class R
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AGLRX
Allianz Global Investors Solutions 2025 Fund (Second Prospectus Summary) | Allianz Global Investors Solutions 2025 Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GVSAX
Allianz Global Investors Solutions 2025 Fund (Second Prospectus Summary) | Allianz Global Investors Solutions 2025 Fund | Class R
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GVSRX
Allianz Global Investors Solutions 2030 Fund (Second Prospectus Summary) | Allianz Global Investors Solutions 2030 Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ABLAX
Allianz Global Investors Solutions 2030 Fund (Second Prospectus Summary) | Allianz Global Investors Solutions 2030 Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ABLCX
Allianz Global Investors Solutions 2030 Fund (Second Prospectus Summary) | Allianz Global Investors Solutions 2030 Fund | Class R
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ABLRX
Allianz Global Investors Solutions 2035 Fund (Second Prospectus Summary) | Allianz Global Investors Solutions 2035 Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GVRAX
Allianz Global Investors Solutions 2035 Fund (Second Prospectus Summary) | Allianz Global Investors Solutions 2035 Fund | Class R
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GVRRX
Allianz Global Investors Solutions 2040 Fund (Second Prospectus Summary) | Allianz Global Investors Solutions 2040 Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AVSAX
Allianz Global Investors Solutions 2040 Fund (Second Prospectus Summary) | Allianz Global Investors Solutions 2040 Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AVSCX
Allianz Global Investors Solutions 2040 Fund (Second Prospectus Summary) | Allianz Global Investors Solutions 2040 Fund | Class R
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AVSRX
Allianz Global Investors Solutions 2045 Fund (Second Prospectus Summary) | Allianz Global Investors Solutions 2045 Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GBVAX
Allianz Global Investors Solutions 2045 Fund (Second Prospectus Summary) | Allianz Global Investors Solutions 2045 Fund | Class R
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GBVRX
Allianz Global Investors Solutions 2050 Fund (Second Prospectus Summary) | Allianz Global Investors Solutions 2050 Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ASNAX
Allianz Global Investors Solutions 2050 Fund (Second Prospectus Summary) | Allianz Global Investors Solutions 2050 Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ASNCX
Allianz Global Investors Solutions 2050 Fund (Second Prospectus Summary) | Allianz Global Investors Solutions 2050 Fund | Class R
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ASNRX
Allianz Global Investors Solutions 2055 Fund (Second Prospectus Summary) | Allianz Global Investors Solutions 2055 Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GLIAX
Allianz Global Investors Solutions 2055 Fund (Second Prospectus Summary) | Allianz Global Investors Solutions 2055 Fund | Class R
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GLLRX
Allianz Global Investors Solutions Retirement Income Fund (Second Prospectus Summary) | Allianz Global Investors Solutions Retirement Income Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AGRAX
Allianz Global Investors Solutions Retirement Income Fund (Second Prospectus Summary) | Allianz Global Investors Solutions Retirement Income Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ARTCX
Allianz Global Investors Solutions Retirement Income Fund (Second Prospectus Summary) | Allianz Global Investors Solutions Retirement Income Fund | Class R
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ASRRX
Allianz Global Investors Solutions Global Allocation Fund (Second Prospectus Summary) | Allianz Global Investors Solutions Global Allocation Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PALAX
Allianz Global Investors Solutions Global Allocation Fund (Second Prospectus Summary) | Allianz Global Investors Solutions Global Allocation Fund | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PALBX
Allianz Global Investors Solutions Global Allocation Fund (Second Prospectus Summary) | Allianz Global Investors Solutions Global Allocation Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PALCX
Allianz Global Investors Solutions Global Allocation Fund (Second Prospectus Summary) | Allianz Global Investors Solutions Global Allocation Fund | Class R
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AGARX
Allianz Global Investors Solutions Global Growth Allocation Fund (Second Prospectus Summary) | Allianz Global Investors Solutions Global Growth Allocation Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ASGAX
Allianz Global Investors Solutions Global Growth Allocation Fund (Second Prospectus Summary) | Allianz Global Investors Solutions Global Growth Allocation Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ASACX
Allianz Global Investors Solutions Global Growth Allocation Fund (Second Prospectus Summary) | Allianz Global Investors Solutions Global Growth Allocation Fund | Class R
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ASFRX